Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Unvested Restricted Stock Unvested

The following table sets forth the LTIP activity for the periods indicated (in thousands, except per share amounts):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested at June 7, 2018 (NESR - Successor)	-
Granted	760	$11.12
Vested	-
Forfeited	-
Unvested at December 31, 2018 (NESR - Successor)	760	$11.12